Other assets and liabilities	12 Months Ended
Dec. 31, 2023
Other Assets And Liabilities
Other assets and liabilities

Note 18 - Other assets and liabilities

a) Other assets

	Note	12/31/2023	12/31/2022
Financial		129,050	111,284
At amortized cost		127,699	109,909
Receivables from credit card issuers		80,957	65,852
Deposits in guarantee for contingent liabilities, provisions and legal obligations	29d	13,277	13,001
Trading and intermediation of securities		18,655	17,969
Income receivable		3,784	3,610
Operations without credit granting characteristics, net of provisions		10,016	7,900
Net amount receivables from reimbursement of provisions	29c	943	899
Deposits in guarantee of fund raisings abroad		67	648
Other		-	30
At fair value through profit or loss		1,351	1,375
Other financial assets		1,351	1,375
Non-financial		20,027	17,474
Sundry foreign		771	965
Prepaid expenses		7,714	6,338
Sundry domestic		4,629	3,653
Assets of post-employment benefit plans	26e	343	411
Lease right-of-use		3,351	3,863
Other		3,219	2,244
Current		127,104	109,569
Non-current		21,973	19,189

b) Other liabilities

	Note	12/31/2023	12/31/2022
Financial		182,348	167,234
At amortized cost		181,788	166,651
Credit card operations		156,406	138,300
Trading and intermediation of securities		15,510	17,744
Foreign exchange portfolio		2,354	2,580
Finance leases		3,302	3,929
Other		4,216	4,098
At fair value through profit or loss		560	583
Other financial liabilities		560	583
Non-financial		41,867	47,895
Funds in transit		15,250	19,737
Charging and collection of taxes and similar		608	551
Social and statutory		10,675	10,375
Deferred income		1,316	2,737
Sundry domestic		3,435	4,730
Personnel provision		2,386	2,403
Provision for sundry payments		1,865	2,055
Obligations on official agreements and rendering of payment services		2,035	1,725
Liabilities from post-employment benefit plans	26e	2,772	2,320
Other		1,525	1,262
Current		212,882	205,883
Non-current		11,333	9,246